Movement of Deferred Tax Assets Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
At beginning of the year	$ 10,125	$ 5,960	$ 5,316
Current year addition (deduction)	(3,393)	4,165	644
At end of the year	$ 6,732	$ 10,125	$ 5,960